Reverse Recapitalization - Common Stock Outstanding Immediately Following the Consummation of the Merger (Details) - shares	Aug. 26, 2021	Dec. 31, 2021	Aug. 25, 2021	Dec. 31, 2020
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)	103,003,384	103,003,646		5,822,396
New Humacyte shares issued to PIPE Investors (in shares)	17,500,000
Issuance of common stock upon reverse recapitalization and PIPE Financing (in shares)	27,346,449
New Humacyte shares issued in Merger to Legacy Humacyte stockholders (in shares)	75,656,935
Conversion of redeemable convertible preferred stock into common stock in connection with the Merger and related PIPE financing (in shares)	69,613,562
Common Shareholders
Schedule of Reverse Recapitalization [Line Items]
Shares acquired (in shares)	7,346,449
AHAC Founders
Schedule of Reverse Recapitalization [Line Items]
Shares acquired (in shares)	2,500,000
AHAC
Schedule of Reverse Recapitalization [Line Items]
Common stock, shares outstanding (in shares)			10,355,000
Less redemption of AHAC shares (in shares)	(3,008,551)